SHARE-BASED COMPENSATION (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Retirement Benefits [Abstract]
Number of nonvested restricted shares | shares
Weighted average FV per ordinary share on the grant date beginning | $ / shares
Granted | shares	1,830,000
Granted | $ / shares	$ 4.24
Vested | shares	(155,693)
Vested | $ / shares	$ 4.34
Number of nonvested restricted shares | shares	1,674,307
Weighted average FV per ordinary share on the grant date ending | $ / shares	$ 4.23